Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	$ 750	$ 376	[2]	$ 265	[2]
Items that may be subsequently reclassified to profit or loss:
(Losses)/gains on cash flow hedges, including related tax of $nil (2022: $2m credit, 2021: $7m charge)	(30)	35		(69)
Gains/(losses) on net investment hedges	15	(6)	[3]	0
Costs of hedging	0	3		2
Hedging losses/(gains) reclassified to financial expenses	28	(43)		96
Exchange (losses)/gains on retranslation of foreign operations, including related tax charge of $4m (2022: $5m credit, 2021: $4m charge)	(137)	187	[3]	18
Total items that may be subsequently reclassified to profit or loss	(124)	176		47
Items that will not be reclassified to profit or loss:
(Losses)/gains on equity instruments classified as fair value through other comprehensive income, including related tax charge of $1m (2022: $2m credit, 2021: $1m charge)	(3)	1		14
Re-measurement (losses)/gains on defined benefit plans, including related tax of $nil (2022: $6m charge, 2021: $nil)	(2)	15		7
Tax related to pension contributions	0	0		1
Total items that will not be reclassified to profit or loss	(5)	16		22
Total other comprehensive (loss)/ income for the year	(129)	192		69
Total comprehensive income/(loss) for the year	621	568		334
Attributable to:
Equity holders of the parent	621	568		335
Non-controlling interest	0	0		(1)
Total comprehensive income/(loss) for the year	$ 621	$ 568		$ 334

[1]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[3]	‘Losses on net investment hedges’ previously presented within ‘Exchange gains on retranslation of foreign operations’.